Leases (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Leases [Abstract]
Weighted average remaining lease term, operating leases	7 years 6 months
Weighted average remaining lease term, finance leases	2 years 10 months 24 days
Weighted average discounted rate, operating lease	3.71%
Weighted average discounted rate, finance lease	2.92%
Leaseback transaction	$ 1